Intangible Assets - Carrying Amount and Residual Useful Lives of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 3,324,910	₩ 3,869,769	₩ 4,436,194
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 2,082,432
800MHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Completion of amortization	2026-06
800MHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 153,704
Description	LTE service
Commencement of amortization	2021-07
1.8GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Completion of amortization	2026-12
1.8GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 414,317
Description	LTE service
Commencement of amortization	2021-12
2.6GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Completion of amortization	2026-12
2.6GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 485,670
Description	LTE service
Commencement of amortization	2016-09
2.1GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Completion of amortization	2026-12
2.1GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 311,381
Description	W-CDMA and LTE service
Commencement of amortization	2021-12
3.5GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Completion of amortization	2028-11
3.5GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 712,594
Description	5G service
Commencement of amortization	2019-04
28GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Completion of amortization	2023-05
28GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 4,766
Description	5G service
Commencement of amortization	2021-01